UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

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Pre-Effective Amendment No. 3

[X]

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Post-Effective Amendment No. _____

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 3

[X]

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(Check appropriate box or boxes)

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

(216) 825-4000

(Registrant’s Telephone Number, including Area Code)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Approximate Date of Proposed Public Offering:  January 2, 2004.

It is proposed that this filing will become effective (check appropriate box)

[   ]  immediately upon filing pursuant to paragraph (b)

[   ]  on (date) pursuant to paragraph (b)

[   ]  60 days after filing pursuant to paragraph (a)(1)

[   ]  on (date) pursuant to paragraph (a)(1)

[   ]  75 days after filing pursuant to paragraph (a)(2)

[   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

Class A Shares

Class C Shares

Class D Shares

Ancora Income Fund has an investment objective of obtaining a high level of income, with a secondary objective of capital appreciation in the value of its shares.  The Fund pursues these objectives by investing primarily in income-producing securities, including securities of closed-end funds having portfolios consisting primarily of income-producing securities, and equity securities.

Ancora Equity Fund has an investment objective of obtaining a high total return, a combination of capital appreciation in the value of its shares as well as income.  The Fund pursues this objective by investing in publicly traded equity securities or securities convertible into equity securities of companies that are leaders in their industry or have products or services which have dominance in the marketplace.

Ancora Special Opportunity Fund has an investment objective of obtaining a high total return.  The Fund pursues this objective by investing in companies with the potential for superior returns.

Ancora Bancshares has an investment objective of obtaining a high total return.  The Fund pursues this objective by investing primarily in financial institutions such as banks, investment banking companies, stockbrokerage firms and insurance companies, with an emphasis on small regional banks and community bank shares.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Prospectus dated January 2, 2004

TABLE OF CONTENTS

Page

OBJECTIVES, STRATEGIES AND RISKS

1

ANCORA INCOME FUND

1

ANCORA EQUITY FUND

3

ANCORA SPECIAL OPPORTUNITY FUND

4

ANCORA BANCSHARES

5

FUND PERFORMANCE

7

SHAREHOLDER FEES AND FUND EXPENSES

7

FEE TABLE

8

EXPENSE EXAMPLES

8

INVESTMENT ADVISOR

8

PORTFOLIO MANAGERS

9

HOW TO PURCHASE AND SELL FUND SHARES

9

PRICING FUND SHARES

9

PURCHASING AND ADDING TO YOUR SHARES

9

REDEEMING YOUR SHARES

12

DIVIDENDS, DISTRIBUTIONS AND TAXES

13

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

14

GENERAL INFORMATION

16

DESCRIPTION OF BOND RATINGS

Appendix A

See the Funds’ Privacy Notice on the last page of this Prospectus.

OBJECTIVES, STRATEGIES AND RISKS

ANCORA INCOME FUND

Investment Objective and Principal Investment Strategies

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The investment objective of Ancora Income Fund is to obtain a high level of income, with a secondary objective of capital appreciation.  The Fund pursues its income objective by investing primarily in income-producing securities (such as debt securities, preferred stocks, high dividend-bearing common shares and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities). Under normal circumstances, at least 80% of the assets of the Fund will be invested in income-producing securities.  Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares (“convertible securities”).  The Fund will pursue its capital appreciation objective by investing in shares of closed-end funds and convertible securities of large, small and mid-sized companies.  The Fund will not invest in securities of companies, other than closed-end funds, with market capitalizations of less than $500 million.

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Ancora Income Fund will alter the composition of its portfolio as economic and market trends change.  The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline.  Ancora Income Fund may invest in debt securities of any maturity, but average maturity generally will not exceed 15 years.

In selecting corporate debt securities for Ancora Income Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor’s Corporation rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound.  The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s Corporation and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.  Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are usually considered lower-rated securities and have speculative characteristics.  Please refer to Appendix A of this Prospectus for a description of these ratings.

In selecting closed-end funds for Ancora Income Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by Ancora Income Fund in selecting its direct investments incorporate debt securities.  Such closed-end funds may invest in debt securities of United States or foreign issuers.

When the  Advisor  believes  that  market  conditions  warrant a  defensive posture,  the Fund may invest, for an extended period, up to 100% of its assets in cash or cash equivalents, high-quality short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive  posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Risks

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Volatility.  The value of securities in Ancora Income Fund’s portfolio may go down.  The  Fund’s portfolio will reflect changes in the prices of individual portfolio  securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and investors could lose their money.

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Debt Securities Risks.  The Fund’s portfolio will also be exposed to the following additional risks in connection with its investments in debt securities and in closed-end funds which invest primarily in debt securities:

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Prices of debt securities may fall in response to interest rate changes for similar securities.  Generally, when interest rates rise, prices of debt securities fall.  The net asset value of the Fund may decrease during periods of rising interest rates.

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An issuer of debt securities may default (fail to repay interest and principal when due).  If an issuer defaults or the risk of such default is perceived to have increased, the Fund will lose all or part of its investment.  The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

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Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities.  For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Closed-End Funds.  The shares of many closed-end funds frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. The Fund purchases shares of closed-end funds which trade at a market discount.  However, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.

The closed-end funds in which the Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses.  Therefore, the investment by the Fund in closed-end funds often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication.

In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above in “Debt Securities Risks.”

Also, certain of the closed-end funds in which Ancora Income Fund invests may invest part or all of their assets in debt securities of foreign issuers.  Such investments involve the following additional risks:

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Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the closed-end fund.  If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund’s assets denominated in that currency will decrease.  Although these closed-end funds may enter into “hedging” transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund’s portfolio remains subject to this risk of loss.

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There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets.  All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Large Companies.  Investment in securities of large companies creates various risks for the Fund.  For instance, larger, more established companies tend to operate in mature markets, which often are very competitive.  Larger companies also do not tend to respond quickly to competitive changes caused by technology or consumer preferences.

Small and Mid-Size Companies.  To the extent that the Fund invests in mid cap and small cap securities, it takes on additional risks.  For instance, small cap and mid cap securities tend to be less liquid and more volatile than large cap securities.  Smaller companies tend to be unseasoned issuers with new products and less experienced management.

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Portfolio Turnover.  The Fund is not restricted with regard to portfolio turnover.  A high rate of portfolio turnover in any year will increase transaction charges and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

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ANCORA EQUITY FUND

Investment Objective and Principal Investment Strategies

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The investment objective of Ancora Equity Fund is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The Fund pursues this objective by investing in publicly traded equity securities (such as common stock, preferred stock and securities convertible into common or preferred stock).  Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities.

The Fund intends to invest primarily in companies that are leaders in their industries or have products and services which have dominance in the marketplace.  Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities of companies that have market capitalizations of $500 million or more.  Subject to this requirement, the Fund will invest in small, mid and large cap companies.  However, in determining whether a company is a leader in its industry or has products or service which have dominance in the marketplace, the Fund will not focus exclusively on market capitalization, but will consider other factors such as market share and whether a company has developed products or services which are unique and generally accepted in their markets.

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When the Advisor believes that market conditions warrant a defensive posture, the Fund may invest, for an extended period, up to 100% of its assets in cash or cash equivalents, high-quality, short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Risks

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Volatility.  The value of securities in Ancora Equity Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and investors could lose their money.

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Large Companies.  Significant investment in large companies creates various risks for the Fund.  For instance, larger, more established companies tend to operate in mature markets, which often are very competitive.  Larger companies also do not tend to respond quickly to competitive changes caused by technology or consumer preferences.

Small and Mid-Size Companies.  To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks.  For instance, small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks.  Smaller companies tend to be unseasoned issuers with new products and less experienced management.

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Portfolio Turnover.  The Fund is not restricted with regard to portfolio turnover.  A high rate of portfolio turnover in any year will increase transaction charges and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

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ANCORA SPECIAL OPPORTUNITY FUND

Investment Objective and Principal Investment Strategies

Ancora Special Opportunity Fund has an investment objective of obtaining a high total return.  The Fund pursues this objective by seeking out and investing in companies which the Advisor believes have the potential for superior returns.

Examples of companies in which the Fund may invest include (i) companies which have lost significant market value, if the Advisor believes the fortunes of these companies may be more favorable in the future, (ii) companies which are undergoing financial restructuring or which may be repositioning themselves in the marketplace for their products or services, and (iii) companies having products or services which are new and untested or which may gain wider acceptance in the future.  Securities in the Fund will tend to be of companies with “micro” and small capitalizations, but this will not be a requirement.

When the Advisor believes that market conditions warrant a defensive posture, the Fund may invest, for an extended period, up to 100% of its assets in cash or cash equivalents, high-quality, short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Risks

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Volatility.  The value of securities in Ancora Special Opportunity Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and investors could lose their money.

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Speculative Nature.  The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value.  Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.

Small Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so.  As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

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Portfolio Turnover.  The Fund is not restricted with regard to portfolio turnover.  A high rate of portfolio turnover in any year will increase transaction charges and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

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ANCORA BANCSHARES

Investment Objective and Principal Investment Strategies

The investment objective of Ancora Bancshares is obtaining a high total return.  The Fund pursues this objective by investing primarily in companies in a group of related industries that provide financial services.  Within these industries, the Fund will invest in securities of financial institutions such as banks, investment  banking companies, brokerage firms and insurance companies, with an emphasis on small regional banks and community banks.  The Fund is “non-diversified,” meaning that the Fund may take larger positions in a small number of companies than a “diversified” fund may take.

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Under normal circumstances, at least 80% of the assets of the Fund will be invested in the banking industry.  The Fund will focus its investments in small regional (i.e., under $20 billion in assets) and community banks and bank holding companies.  The balance of the Fund’s assets will be invested in other financial institutions.  In selecting financial institutions that qualify for the Fund, the Advisor will seek to identify companies that are established yet undervalued relative to their rates of asset growth.

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When the Advisor believes that market conditions warrant a defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents, high-quality, short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Risks

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Volatility.  The value of securities in Ancora Bancshares’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and investors could lose their money.

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Risks of Concentration.  Because the Fund’s investments are concentrated in the financial services industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated.  If securities of financial services companies as a group fall out of favor, the Fund could underperform funds that have less industry concentration.

Financial Service Industry.  The Fund concentrates its investments in the financial services industry. As a result, general market and economic conditions as well as other risks specific to the financial services industry will impact the Fund's investments and its performance. For example, increases in interest rates can have a negative effect on the profitability of financial services companies since the profitability of financial services companies is dependent on the availability and cost of funds.  In addition, economic downturns, credit losses and severe price competition can negatively affect this industry.

Financial services companies are subject to extensive government regulation, which tends to limit not only the amount and types of loans and other financial commitments a financial services company can make, but the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.

Insurance companies may be subject to heavy price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.

The financial services industry is undergoing rapid change as existing distinctions between banking, insurance and brokerage businesses become blurred.  In addition, the financial services industry continues to experience consolidations, development of new products and structures and changes to its regulatory framework. The impact of these changes on any individual company or on the industry as a whole cannot be predicted.  Likewise, the impact of these changes on the value of the Fund’s shares cannot be predicted.

Banking Industry.  To the extent the Fund’s investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank’s lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund’s shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions.

Small Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so.  As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

Non-Diversified Fund.  The Fund is a non-diversified fund.  A non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  As a non-diversified fund, the Fund intends to hold positions in securities that may greatly exceed those securities’ average trading volumes, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so.  As a result, such securities may expose shareholders of the Fund to above average risk.

Portfolio Turnover.  The Fund is not restricted with regard to portfolio turnover.  A high rate of portfolio turnover in any year will increase transaction charges and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

FUND PERFORMANCE

Because the Funds are newly organized and do not yet have a performance history for a full calendar year, bar charts and total return tables showing the Funds’ performance are not provided.

SHAREHOLDER FEES AND FUND EXPENSES

FEE TABLE

	Ancora Income Fund			Ancora Equity Fund			Ancora Special Opportunity Fund			Ancora Bancshares
	A	C	D	A	C	D	A	C	D	A	D
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	1.50%	None	None	5.75%	None	None	5.75%	None	None	5.75%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None	None	None	None	None	None
Redemption Fee (1)	None	None	None	None	None	None	None	None	None	1.75%(2)	1.75%(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.50%	1.50%
Distribution/Service (12b-1) Fees	0.25%	0.50%	0.25	0.25%	0.75%	0.25%	0.25%	0.75%	0.25%	0.25%	0.25%
Other Expenses (3)	0.75% (4)	0.75% (4)	0.75% (4)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses(5)	2.00% (4)	2.25% (4)	2.00% (4)	2.00%	2.50%	2.00%	2.00%	2.50%	2.00%	2.50%	2.50%

(1)  Shareholders who request proceeds of a redemption be sent by wire transfer will be charged $10.00 for the cost of such wire fees.

(2)  1.75% in the first year after purchase declining to 1% in the second year and eliminated thereafter.   These fees will not apply to involuntary redemptions.

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(3)  Based on estimated expenses for the current fiscal year.  Includes an administration fee of 0.10% payable to Ancora Capital Inc.

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(4)  For Ancora Income Fund, the Fund’s Advisor has voluntarily agreed to waive management fees, to the extent of the management fee, to limit total annual operating expenses for the Fund to 2% for Class C shares and 1.75% for Class A shares and Class D Shares.  Taking these fee waivers into account, “Other Expenses” of each class of shares of this Fund will be .50% and “Total Annual Fund Operating Expenses” will be 2% for Class C shares and 1.75% for the Class A shares and Class D shares.  These waivers may be discontinued at any time.

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(5)  With respect to each Fund, the Advisor is contractually obligated to waive its management fee and/or reimburse a Fund in the amout, if any, by which the Fund’s total annual operating expenses for fiscal year ending December 31, 2004 exceed 5%  of the average net assets of such Fund.

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EXPENSE EXAMPLES

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds.  The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund’s operating expenses.  Because these examples are hypothetical and for comparison only, your actual costs may be different.

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Ancora Income Fund	1 Year	3 Years
Class A Shares	$356.85	$788.72
Class C Shares	$236.25	$727.61
Class D Shares	$210.00	$648.45
Ancora Equity Fund
Class A Shares	$772.93	$1,186.16
Class C Shares	$262.50	$806.35
Class D Shares	$210.00	$648.45
Ancora Special Opportunity Fund
Class A Shares	$772.93	$1,186.16
Class C Shares	$262.50	$806.35
Class D Shares	$210.00	$648.45
Ancora Bancshares
Class A Shares
Assuming Redemption	$991.26	$1,334.99
Assuming no Redemption	$822.41	$1,334.99
Class D Shares
Assuming Redemption	$441.66	$806.35
Assuming no Redemption	$262.50	$806.35

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INVESTMENT ADVISOR

Each Fund has retained as its investment advisor Ancora Advisors LLC (the “Advisor”), One Chagrin Highlands, 2000 Auburn Drive, Suite 420, Cleveland, Ohio 44122, a recently formed investment advisor.

Subject to the supervision and direction of the Funds’ Board of Trustees, the Advisor, as investment adviser, manages each Fund’s assets in accordance with the stated policies of such Fund.  The Advisor makes investment decisions for the Fund and places the purchase and sale order for portfolio transactions.

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For its services, the Advisor receives from each of Ancora Income Fund, Ancora Equity Fund and Ancora Special Opportunity Fund an annual investment management fee of 1% of such Fund’s average net assets, and receives from Ancora Bancshares an annual investment management fee of 1.5% of the Fund’s average net assets.  For Ancora Income Fund, the Advisor has agreed to waive management fees, to the extent of the management fee, in order to limit total annual operating expenses for the Fund to 2% for the Class C shares and 1.75% for the Class A shares and Class D shares.  These waivers may be discontinued at any time.  With respect to each Fund, the Advisor is contractually obligated to waive its management fee and/or reimburse a Fund in the amount, if any, by which the Fund’s total annual operating expenses for fiscal year ending December 31, 2004 exceed 5% of the average net assets of such Fund.

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PORTFOLIO MANAGERS

Richard A. Barone is the portfolio manager of Ancora Income Fund, Ancora Equity Fund and Ancora Special Opportunity Fund.  Mr. Barone is a co-portfolio manager of Ancora Bancshares.  Mr. Barone also serves as President of the Advisor and Chairman of Ancora Securities Inc., a broker-dealer.

From 2001 to 2003, Mr. Barone served as portfolio manager of Fifth Third Bancorp’s asset management subsidiary, Fifth Third Investment Advisors.  Prior to 2001, Mr. Barone was Chief Executive Officer of Maxus Investment Group, a financial services company, and was the portfolio manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund.

Robert N. Barone is a co-portfolio manager of Ancora Bancshares Fund.  From 2000 to the present, Mr. Barone has served as President of Adagio Financial LLC, an investment advisor registered with the State of Nevada.  From 1985 through 1999, Mr. Barone served as Chairman of the Board of Comstock Bank of Nevada and Professor of Economics at the University of Nevada.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING FUND SHARES

The price of Fund shares is based on the Fund’s net asset value (“NAV”).  The value of each portfolio instrument held by the Funds is determined by using market prices.  If market quotations are not readily available or if an event occurs after the close of the exchange on which a Fund’s portfolio securities are principally traded, which, in the investment manager’s opinion has materially affected the price of those securities, the Fund may use fair value pricing procedures established by the Board of Trustees to determine the fair value of such securities.  When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices of the same securities.  Each Fund’s NAV is calculated at 4:00 p.m. eastern time each day the New York Stock Exchange is open for regular trading.  Each Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.  The Funds will be closed on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

PURCHASING AND ADDING TO YOUR SHARES

Classes of Shares

By this Prospectus, each of Ancora Income Fund, Ancora Equity Fund and Ancora Special Opportunity Fund are offering Class A, Class C and Class D shares and Ancora Bancshares is offering Class A and Class D shares.  Class A, Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Investment Amounts

A minimum initial investment of $20,000 is required to open an account to purchase either Class A or Class C shares of Ancora Income Fund, Ancora Equity Fund or Ancora Special Opportunity Fund with subsequent minimum investments of $1,000.  However, an I.R.A. may open an account for the purchase of either Class A or Class C shares of such Funds with an initial minimum investment of $5,000 and subsequent minimum investments of $1,000.

The purchase of Class A shares of Ancora Bancshares requires a minimum initial investment of $50,000, with subsequent minimum investments of $5,000.

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Except as set forth below, a minimum initial investment of $1,000,000 is required to open an account for the purchase of Class D shares of any of the Funds with subsequent minimum investments of $1,000.  The $1,000,000 minimum initial investment for Class D shares does not apply to purchases by (1) financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their fiduciary accounts, i.e., accounts that are charged asset-based management fees, (2) securities brokers or dealers acting on their own behalf or on behalf of their clients, (3) directors or employees of the Funds or of the Advisor or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals.  These requirements may be waived in the sole discretion of the Funds.

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Investment minimums may be waived at the discretion of each Fund.

Purchase of Class A Shares

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You may purchase Class A shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares, Unified Financial Securities, Inc (the “Distributor”). To purchase shares through any financial institution, you must open an account with that institution.  That account will be governed by its own rules and regulations, which may be more stringent that the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

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For information on the procedures for purchasing Class A shares, please contact your investment representative or financial institution.

Purchase of Class C or Class D Shares

Initial Purchase.  The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check.  The Account Application which accompanies this Prospectus should be completed, signed, and, along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund or Ancora Bancshares, mailed to: Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110.

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By Wire.  In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: [______________________________________]. Also provide the shareholder’s name and account number.   In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, the Funds at 1-866-626-2672.  The investor’s bank may charge a fee for the wire transfer of funds.

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Subsequent Purchases.  Investors may make additional purchases Class C or Class D shares in the following manner:

By Check.  Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora Special Opportunity Fund or Ancora Bancshares should be sent, along with the stub from a previous purchase or sale confirmation, to: Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110.

By Wire.  Funds may be wired by following the previously discussed wire instructions for an initial purchase.

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By Telephone.  Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder’s account in a Fund on the preceding day for which payment has been received, by telephoning the Funds at 1-866-626-2672 and identifying the shareholder’s account by number.  Shareholders wishing to avail themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund.  A confirmation will be mailed and payment must be received within 3 business days of date of purchase.  If payment is not received within 3 business days, the Fund reserves the right to redeem the shares purchased by telephone, and if such redemption results in a loss to the Fund, redeem sufficient additional shares from the shareholder’s account to reimburse the Fund for the loss.  Payment may be made by check or by wire.  The Advisor has agreed to hold the Fund harmless from net losses resulting from this service to the extent, if any, not reimbursed from the shareholder’s account.  This telephone purchase option may be discontinued without notice.

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Systematic Investment Plan

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The Systematic Investment Plan permits investors to purchase shares of any Fund at monthly intervals.  Provided the investor’s bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated.  Investors desiring to participate in the Systematic Investment Plan should call the Funds at 1-866-626-2672 to obtain the appropriate forms.  The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

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Other Information Concerning Purchase of Shares

You may purchase shares on days when the Fund is open for business.  Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent or other servicing agent, except in the case of a subsequent purchase by telephone as described above, in which case the purchase price will be the next NAV after receipt of your telephone order.  All orders for the Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. eastern time in order to receive that day’s NAV.

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons.  If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs.  If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss.  The Advisor has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor.  For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier’s or certified check.

REDEEMING YOUR SHARES

All shares of each class of each Fund offered for redemption will be redeemed at the net asset value per share of such class of that Fund next determined after receipt of the redemption request, if in good order, by the Transfer Agent.  Because the net asset value of each Fund’s shares will fluctuate as a result of changes in the market value of securities owned, the amount a shareholder receives upon redemption may be more or less than the amount paid for the shares.  The shareholder will be charged for the cost of such wire.  If shares have been purchased by check and are being redeemed, redemption proceeds will be paid only after the check used to make the purchase has cleared (usually within 15 days after payment by check).  This delay can be avoided if, at the time of purchase, the shareholder provides payment by certified or cashier’s check or by wire transfer.

Redemption of Class A Shares

For procedures for redeeming Class A shares, contact the financial institution with whom you have an account that holds your Fund shares.

Redemption of Class C or Class D Shares

By Mail.  Class C or Class D shares may be redeemed by mail by writing directly to the Funds’ Transfer Agent, Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110.  The redemption request must be signed exactly as the shareholder’s name appears on the registration form, with the signature guaranteed, and must include the account number.  If shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the registration.  Redemption proceeds will be mailed to the shareholder’s registered address of record, or, if $5,000 or more, may be transmitted by wire, upon request, to the shareholder’s pre-designated account at a domestic bank.

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Additional documents may be required for registered certificates owned by corporations, executors, administrators, trustees or guardians.  A request for redemption will not be processed until all of the necessary documents have been received in proper form by the Transfer Agent.  A shareholder in doubt as to what documents are required should contact the Funds at 1-866-626-2672.

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You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association.  A notary public is not an acceptable guarantor.  A Fund may in its discretion waive the signature guarantee in certain instances.

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By Telephone.  Shares may be redeemed by telephone by calling the Funds at 1-866-626-2672 between 9:00 A.M. and 4:00 P.M. eastern time on any day the New York Stock Exchange is open for trading.   An election to redeem by telephone must be made on the initial application form or on other forms prescribed by the Fund which may be obtained by calling the Funds at 1-866-626-2672.  This form contains a space for the shareholder to supply his own four digit identification number which must be given upon request for redemption.  A Fund will not be liable for following instructions communicated by telephone that the Fund reasonably believes to be genuine.  If a Fund fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.  Any changes or exceptions to the original election must be made in writing with signature guaranteed, and will be effective upon receipt by the Transfer Agent.  The Transfer Agent and each Fund reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption option without notice.  The minimum telephone redemption is $1,000.

Redemption Fee – Ancora Bancshares

A shareholder who redeems Class A or Class D shares of Ancora Bancshares within two years after purchase must pay a redemption fee to the Fund.  During the first year after purchase, this fee is equal to 1.75% of the lesser of the original cost of the shares being redeemed or the redemption proceeds.  This fee declines to 1% in the second year after purchase and is eliminated thereafter.

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Other Information Concerning Redemption

A shareholder who requests that the proceeds of a redemption be sent by wire transfer will be charged for the cost of such wire, which is $10.00 as of the date of this Prospectus (subject to change without notice).

Each Fund reserves the right to take up to seven days to make payment if, in the judgment of the Advisor, such Fund could be affected adversely by immediate payment.  In addition, the right of redemption for a Fund may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary week-end and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of that Fund's investments or determination of its net asset value not reasonably practicable, or (c) for any other periods as the SEC by order may permit for protection of that Fund's shareholders.

Due to the high cost of maintaining accounts, each Fund has the right to redeem, upon not less than 30 days written notice, all of the shares of any shareholder if, through redemptions, the shareholder's account has a net asset value of less than $10,000 in the case of Class A or Class C shares or $1,000,000 in the case of Class D Shares.  A shareholder will be given at least 30 days written notice prior to any involuntary redemption and during such period will be allowed to purchase additional shares to bring his account up to the applicable minimum before the redemption is processed.  The redemption fees otherwise applicable to Ancora Bancshares will not apply to such involuntary redemptions.

Systematic Withdrawal Plan

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Shareholders who own shares of Ancora Income Fund, Ancora Equity Fund or Ancora Special Opportunity Fund valued at $100,000 or more per Fund may elect to receive a monthly or quarterly check in a stated amount (minimum check amount is $100 per month or quarter).  These investment minimums may be waived in the discretion of the Fund.  Shares will be redeemed at net asset value as may be necessary to meet the withdrawal payments.  If withdrawal payments exceed reinvested dividends and distributions, the investor’s shares will be reduced and eventually depleted.  A withdrawal plan may be terminated at any time by the shareholder or the applicable Fund. Costs associated with a withdrawal plan are borne by the applicable Fund.  Additional information regarding systematic withdrawal plans may be obtained by calling the Funds at 1-866-626-2672.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares and pays any dividends annually to shareholders.  Dividends are paid to all shareholders invested in the Fund on the record date.  The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually.  Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares.  Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.  Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Each Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns.  Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.  Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions may be both dividends and capital gains.  Generally, distributions from Ancora Income Fund are expected to be primarily ordinary income dividends, while distributions from the other Funds are expected to be primarily capital gains distributions.  Redemptions and exchanges are taxable sales.  Please consult your tax adviser regarding your federal, state, and local tax liability.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This table describes the sales charges and fees you will pay as an investor in different classes of shares offered by the Funds.

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	Class A	Class C	Class D
Charge (Load)	Front-end sales charge; reduced sales charges available.	No front-end sales charge.	No front-end sales charge.
Distribution/ Service (12b-1) Fee	Subject to shareholder service fee of up to 0.25% of the Fund’s assets.	Subject to annual distribution and shareholder service fees of up to 0.75% of the Funds’ assets (0.50% for Ancora Income Fund).	Subject to shareholder service fee of up to 0.25% of the Fund’s assets.
Fund Expenses	Lower annual expenses than Class C shares.	Higher annual expenses than Class A shares or Class D shares.	Lower annual expenses than Class C shares.
Redemption Fee	None, except that for Ancora Bancshares there is a redemption fee of 1.75% in the first year declining to 1% in the second year and eliminated thereafter.	None.	None, except that for Ancora Bancshares there is a redemption fee of 1.75% in the first year declining to 1% in the second year and eliminated thereafter.

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Calculation of Sales Charges

Class A shares of each of the Funds are sold at their public offering price.  This price includes the initial sales charge.  Therefore, part of the money you send to the Funds will be used to pay the sales charge.  The remainder is invested in the Fund shares.  The sales charge decreases with larger purchases.  In certain circumstances the Advisor may waive the sales charge.  There is no sales charge on reinvested dividends and distributions.

	Ancora Income Fund		Ancora Equity Fund		Ancora Special Opportunity Fund		Ancora Bancshares
	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $149,999.99	1.50%	1.52%	5.75%	6.10%	5.75%	6.10%	5.75%	6.10%
$150,000.00 to $299,999.99	1.50%	1.52%	4.75%	4.90%	4.75%	4.90%	4.75%	4.90%
$300,000.00 to $449,999.99	1.50%	1.52%	3.75%	3.90%	3.75%	3.90%	3.75%	3.90%
$450,000.00 to $599,999.99	1.50%	1.52%	2.75%	2.83%	2.75%	2.83%	2.75%	2.83%
$600,000.00 to $999,999.99	1.50%	1.52%	1.75%	1.78%	1.75%	1.78%	1.75%	1.78%
$1,000,000 and over	1.00%	1.01%	1.00%	1.01%	1.00%	1.01%	1.00%	1.01%

Sales Charge Reductions

You may qualify for reduced sales charges under the following circumstances.

o

Rights of Accumulation.  When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

o

Combination Privilege.  Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers -- Class A Shares

The following transactions qualify for waivers of sales charges that apply to Class A shares:

o

Shares purchased by investment representatives through fee-based investment products or accounts.

o

Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fund.

o

Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

o

Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor belongs.

o

Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, “wrap” type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

o

Distributors from Qualified Retirement Plans.

o

Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.

Distribution (12b-1) and Service Fees

The Class C shares of each of Ancora Income Fund, Ancora Equity Fund and Ancora Special Opportunity Fund charge distribution fees (also known as “12b-1 fees”).  These 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund’s shares and /or for providing shareholder services.

Distribution fees are paid from the Fund assets on an ongoing basis and will increase the cost of investment of Class C shareholders.  Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge on Class A shares because distribution fees are paid out of the Funds’s assets on an ongoing basis.

The distribution fees vary by Fund as follows:

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Class C shares of Ancora Income Fund pay a distribution fee of up to 0.25% of the average daily net assets of the Fund.

o

Class C shares of each of Ancora Equity Fund and Ancora Special Opportunity Fund pay a distribution fee of up to 0.50% of the average daily net assets of the applicable Fund.

Class A, Class C and Class D shares of each of the Funds also pay a shareholder service fee of  up to 0.25% of the average daily net assets of the applicable Fund.  These fees are paid from Fund assets on an ongoing basis and will increase the cost of investment of all shareholders.

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GENERAL INFORMATION

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The Distributor for shares of the Funds is Unified Financial Securities, Inc.  The Distributor’s address is 431 Pennsylvania Street, Indianapolis, Indiana  46204.

U.S. Bank N.A., 425 Walnut Street, M.L. CN-WN-06TC, Cincinnati, Ohio 45202 is the custodian for each Fund’s securities and cash.  Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is each Fund’s transfer, redemption and dividend distributing agent.

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McCurdy & Associates C.P.A.’s, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been appointed as independent accountants for the Funds.

McDonald Hopkins Co., LPA, 2100 Bank One Center, 600 Superior Avenue E., Cleveland, Ohio 44114, is legal counsel to the Funds and to the Advisor.

The following additional information about the Funds is available without charge upon request:

Statement of Additional Information.  Additional information about the Funds has been filed with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information dated January 2, 2004.  This document includes additional information about the Funds’ investment policies, risks and operations.  It is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports.  Additional information about each Fund’s investments will be available in the Funds’ annual and semi-annual reports to shareholders.  The annual reports will contain a discussion of market conditions and investment strategies that affected each Fund’s performance during its last fiscal year.

How to Get More Information

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To obtain the Statement of Additional Information and other information without charge and to make shareholder inquiries, call the Funds at 1-866-626-2672.

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Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C., and information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090.  Information about the Funds is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request a the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21418

Appendix A

Description of Bond Ratings

AAA:

Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.

AA:

Bonds rated AA have very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A:

Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the higher rated categories.

BBB:

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for the bonds in higher rated categories.

BB, B, CCC and CC:  Bonds rated BB, B, CCC and CC are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Privacy Policy

Ancora Income Fund

Ancora Equity Fund

Ancora Special Opportunity Fund

Ancora Bancshares

Notice of Privacy Policy & Practices*

The Funds recognize and respect the privacy expectations of our customers1.  We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

o

Account Applications and other forms, which may include a customer’s name, address, social security number and information about a customer’s investment goals and risk tolerance.

o

Account History, including information about the transactions and balances in a customer’s accounts; and

o

Correspondence, written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with Ancora Trust under one or more of these circumstances:

o

As Authorized – if you request or authorize the disclosure of the information.

o

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

o

Under Joint Agreements – we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security of Customer Information

We require service providers to the Funds:

o

to maintain policies and procedures designed to assure only appropriate access to information about customers of the Funds;

o

to limit the use of information about customers of the Funds to the purposes for which the information was disclosed, or as otherwise permitted by law; and

o

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

Footnote

1 For purposes of this notice, the terms “customer” or “customers” includes both shareholders of Funds of Ancora Trust and individuals who provide nonpublic personal information to the funds, but do not invest in Fund shares.

*This is not part of the Prospectus.

STATEMENT OF ADDITIONAL INFORMATION

January 2, 2004

This Statement of Additional Information (this “Statement of Information” or the “SAI”) relates to the Prospectus of the following funds (the “Funds”) of Ancora Trust (the “Trust”) dated January 2, 2004:

Ancora Income Fund

Ancora Equity Fund

Ancora Special Opportunity Fund

Ancora Bancshares

This SAI is not a prospectus.  This Statement of Additional Information is incorporated in its entirety into the Prospectus of the Funds.  This SAI should be read with the Prospectus of the Funds.

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To receive a copy of the Prospectus, you may write to the Trust or call toll free 1-866-626-2672.

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Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

TABLE OF CONTENTS

CAPTION	PAGE	LOCATION IN PROSPECTUS

TRUST HISTORY	2	Not Applicable

INVESTMENTS AND RISKS	2	Objectives, Strategies and Risks

Classification	2	Objectives, Strategies and Risks
Investment Strategies, Risks	3	Objectives, Strategies and Risks
Policies of the Funds	6	Objectives, Strategies and Risks
Defensive Investments	8	Objectives, Strategies and Risks
Portfolio Turnover	8	Not Applicable

MANAGEMENT OF THE FUND	8	Not Applicable

Board Interest In the Funds	9	Not Applicable
Compensation	9	Not Applicable
Code of Ethics	10	Not Applicable
Proxy Voting Policy	10	Not Applicable
Control Persons and Principal Holders of Securities	10	Not Applicable

INVESTMENT ADVISORY AND OTHER SERVICES	10	Investment Advisor

Investment Advisor	10	Investment Advisor
Dealer Reallowances	11	Not Applicable
Distribution Plan	11	Distribution Arrangements/Sales Charges
Other Service Providers	12	General Information

BROKERAGE ALLOCATION	12	Not Applicable

CAPITAL STOCK AND OTHER SECURITIES	14	Not Applicable

PURCHASE, REDEMPTION AND PRICING OF SHARES	14	How to Purchase and Sell Fund Shares

TAXATION OF THE FUNDS	15	Dividends, Distributions and Taxes

DISTRIBUTOR	15	Distribution Arrangements/Sales Charges

PERFORMANCE	15	Fund Performance

Proxy Voting Policy	Appendix A

TRUST HISTORY

Each of Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund and Ancora Bancshares (each, a “Fund” and collectively, the “Funds”) is a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.

Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

FUND	A	C	D
Ancora Income Fund	X	X	X
Ancora Equity Fund	X	X	X
Ancora Special Opportunity Fund	X	X	X
Ancora Bancshares	X		X

INVESTMENTS AND RISKS

Classification

Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund, other than Ancora Bancshares, is a “diversified” company as defined in the 1940 Act.  Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.  A non-diversified Fund, such as the Ancora Bancshares, is any fund other than a diversified Fund and is not subject to the foregoing restriction.

Investment Strategies, Risks

Ancora Income Fund has an investment objective of obtaining a high level of income with a secondary objective of obtaining the highest total return that it can, a combination of income and capital appreciation.  Ancora Equity Fund has an investment objective of obtaining capital appreciation.  Each of Ancora Special Opportunity Fund and Ancora Bancshares has an investment objective of obtaining a high total return.  The principal investment strategies used by each of the Funds to pursue this objective, together with the principal risks of investing in the Fund, are described in the Prospectus under “Objectives, Strategies and Risks.”  Each Fund’s investment objective is fundamental and may not be changed without shareholder approval.

In addition to its principal strategies, a Fund may engage in any of the following investment strategies which are not principal strategies of such Fund.  Those investment strategies and the risks of such strategies are described below.

Equity Securities.  A Fund may invest in equity securities, including common stock, preferred stock, convertible preferred stock and convertible bonds.  In selecting equity securities for the Fund, the Advisor will utilize both fundamental research and technical analysis.

Ancora Income Fund anticipates that the majority of its equity investments will be made in convertible bonds and convertible preferred stock, since these securities generally have a higher yield and a lesser risk of capital depreciation than the common stocks into which they are convertible.  While these securities will generally be chosen for their ability to pay dividends, there can be no assurance that the dividends will be continued.

Individual market values of equity securities will fluctuate based on individual corporate developments as well as general economic conditions.  As a result of these factors, the share price of a Fund could decline to the extent that the Fund is invested in such equity securities.

Debt Securities.  A Fund may invest in debt securities. A Fund’s portfolio will be exposed to the following additional risks in connection with each of its investments in debt securities:

o

Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. To the extent that a Fund invests in debt securities, the net asset value of the Fund may decrease during periods of rising interest rates.

o

An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund will lose all or part of its investment. To the extent that a Fund invests in debt securities, the net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increases.

o

Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Options.  A Fund may invest up to 5% of its assets in put and call options which trade on securities exchanges. Such options may be on individual securities or on indexes. A put option gives a Fund, in return for the payment of a premium, the right to sell the underlying security or index to another party at a fixed price. If the market value of the underlying security or index declines, the value of the put option would be expected to rise. If the market value of the underlying security or index remains the same or rises, however, the put option could lose all of its value, resulting in a loss to the Fund holding such put option.

A call option gives a Fund, in return for the payment of a premium, the right to purchase the underlying security or index from another party at a fixed price. If the market value of the underlying security or index rises, the value of the call option would also be expected to rise. If the market value of the underlying security or index remains the same or declines, however, the call option could lose all of its value, resulting in a loss to the Fund holding such call option.

Closed-End Funds.  A Fund may invest in closed-end investment companies (also known as “closed-end funds”). Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of open-end investment companies (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market. The common shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such common shares. The Funds purchase common shares of closed-end funds which trade at a market discount and which the Advisor believes presents the opportunity for capital appreciation or increased income due in part to such market discount.

However, there can be no assurance that the market discount on common shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Funds holding such shares may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Funds’ shares. Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds. The Funds may also invest in preferred shares of closed-end funds.

A Fund will structure its investments in the securities of closed-end funds to comply with applicable provisions of the 1940 Act. The presently applicable provisions require that (i) a Fund and affiliated person of such Fund not own together more than 3% of the total outstanding stock of any one investment company, (ii) such Fund not offer its shares at a public offering price that includes a sales load of more than 1 1/2%, and (iii) such Fund either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in the securities of closed-end funds and vote such instructions, or vote the shares held by it in the same proportion as the vote of all other holders of such securities.

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A Fund will not invest directly in the securities of open-end investment companies. However, a Fund may retain the securities of a closed-end investment company that has converted to an open-end fund status subsequent to the Fund’s investment in the securities of such closed-end fund. Generally, shares of an open-end investment company can be redeemed, at their net asset value, upon demand to the issuer. However, pursuant to applicable provisions of the 1940 Act, a Fund holding securities of an open-end investment company may not obligate such investment company to redeem more than 1% of the investment company’s outstanding redeemable securities during any period of less than 30 days. Consequently, if a Fund should own more than 1% of the outstanding redeemable securities of an open-end investment company after such fund’s conversion from closed-end fund status, the amount in excess of 1% may be treated as an investment in illiquid securities. Because a Fund may not hold at any time more than 10% of the value of its net assets in illiquid securities (e.g. securities that are not readily marketable within seven days), such Fund may seek to divest itself, prior to any such conversion, of securities in excess of 1% of the outstanding redeemable securities of a converting fund. A Fund may, however, retain such securities and any amount in excess of 1% of the open-end fund and thereby subject to the limits on redemption would be treated as an investment in illiquid securities subject to the aggregate limit of 10% of such Fund’s total assets.

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A Fund may invest in the securities of closed-end funds which (i) concentrate their portfolios in issuers in specific industries or in specific geographic areas and (ii) are non-diversified for purposes of the Act. However, because none of the Funds intends to concentrate its investments in any single industry and because the closed-end funds in which the Funds invest generally satisfy the diversification requirements applicable to a regulated investment company under the Internal Revenue Code, none of the Funds believes that its investments in closed-end funds which concentrate in specific industries or geographic areas or which are non-diversified for purposes of the Act will represent special risks to the shareholders of such Fund. Each of the Funds will treat its entire investment in the securities of a closed-end fund that concentrates in a specific industry as an investment in securities of an issuer in such industry.

Some of the closed-end funds in which the Funds invest may incur more risks than others. For example, some of these closed-end funds may have policies that permit them to invest up to 100% of their assets in securities of foreign issuers and to engage in foreign currency transactions with respect to their investments; invest up to 100% of their assets in corporate bonds which are not considered investment grade bonds by Standard & Poor’s Corporation or Moody’s Investor Services, Inc., or which are unrated; invest some portion of their net assets in illiquid securities; invest some portion of their net assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to some designated percentage of their assets for investment purposes; write (sell) or purchase call or put options on securities or on stock indexes; concentrate 25% or more of their total assets in one industry; enter into future contracts; and write (sell) or purchase options on futures contracts.

Like the Funds, closed-end funds frequently pay an advisory fee for the management of their portfolios, as well as other expenses. Therefore, investment by the Funds in such funds often results in a “duplication” of advisory fees and other expenses, thereby increasing the overall charge to the net asset value of each of the Funds’ shares.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, a Fund may lend its respective portfolio securities (principally to broker-dealers) in amounts up to one-third of the Fund’s total asset value where such loans are callable at any time and are continuously secured by collateral (cash or government securities) equal to no less than the market value, determined daily, of the securities loaned. As an operating policy which may be changed without shareholders vote, the Advisor will limit such lending to not more than one-third of the value of a Fund’s total assets. The Fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in money market instruments. Where voting or consent right with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Fund’s investment in the securities loaned.

As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. Also, any securities purchased with cash collateral are subject to market fluctuations while the loan is outstanding.  Cash collateral received from loaning portfolio securities creates the effect of leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the speculative nature of a Fund’s outstanding securities and an increase in the volatility of the Fund’s net asset value.

Repurchase Agreements. None of the Funds will invest more than 5% of its assets in repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of an obligation but the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed-upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the interest rate on the purchased security. The Fund will make payments for repurchase agreements only upon physical delivery or evidence of book entry transfer to the account of the custodian or bank acting as agent. In the event of bankruptcy or other default of a seller of a repurchase agreement, a Fund holding such repurchase agreement could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Policies of the Funds

Each of the Funds has adopted fundamental investment policies and restrictions. These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of such Fund. As defined in the Act, the “vote of a majority of the outstanding voting securities” of a Fund means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The following are each Fund’s fundamental investment policies set forth in their entirety.  A Fund may not:

1.  except for Ancora Bancshares, which will concentrate its investments in the banking industry,  purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

2.  purchase the securities of any issuer if such purchase, at the time thereof, would cause the Fund to fail to satisfy the requirements of the Internal Revenue Code Section 851(b)(3) (or any successor provision), as amended;

3.  issue senior securities, except as permitted under the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff;

4.  borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that immediately after such borrowing, the Fund has asset coverage (as defined in the Investment Company Act of 1940) of at least 300%;

5.  act as an underwriter or securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

6.  invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund’s net assets would be invested in such securities;

7.  (a) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin;

8.  purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase and sell securities issued by entities engaged in the real estate industry or instruments backed by real estate; or

9.  make loans, except as described above in “Investment Strategies, Risks – Lending of Portfolio Securities.”

In addition, it is a fundamental investment policy of each of the Funds, other than Ancora Bancshares, to satisfy the requirements for classification of the Funds as “diversified” management companies within the meaning of the 1940 Act.

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In addition, it is a fundamental policy of Ancora Income Fund to invest, under normal circumstances, at least 80% of the assets of the Fund in income-producing securities.  It is a fundamental policy of Ancora Equity Fund to invest, under normal circumstances, at least 80% of the assets of the Fund in equity securities.  It is a fundamental policy of Ancora Bancshares to invest, under normal circumstances, at least 80% of the assets of the Fund in the banking industry.

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If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation; provided, that a change in value that causes a Fund to exceed its 300% asset coverage requirements for borrowing will require a Fund to increase its asset coverage to 300% within three days (excluding Sundays and holidays).

Defensive Investments

When the Advisor believes that market conditions warrant a defensive posture, each of the Funds may invest, for an extended period, up to 100% of its assets in cash or cash equivalents, high-quality, short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive posture may adversely impact the ability of each of the Funds to achieve its investment objective.

Portfolio Turnover

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The Funds are not restricted with regard to portfolio turnover and each Fund will make changes in its investment portfolios from time to time as business and economic conditions and market prices may dictate and its investment policies may require. A high rate of portfolio turnover in any year will increase  transaction charges and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

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MANAGEMENT OF THE FUNDS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Fund. Each Trustee who is or may be deemed to be an “interested person” of the Fund, as defined in the Act, is indicated by an asterisk.

Interested Trustees

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Richard A. Barone (1) One Chagrin Highlands 2000 Auburn Drive, Suite 420 Cleveland, Ohio 44122, 61	Chairman, Treasurer and Trustee	Since August 2, 2003	Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001, Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.	4	None.

(1)   Richard A. Barone is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

Non-Interested Trustees

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Name, Address and Age	Position Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Raj Aggarwal Firestone Chair in Finance, Graduate School of Management, BSA 434, Kent State University, Kent State, OH 44242, 56	Trustee	Since November 15, 2003	Firestone Chair in and Professor of Finance at Kent State University from 1999 to the present; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
Donald Lerner 200 North Folk Dr., Bentleyville, OH 44022, 68	Trustee	Since November 15, 2003	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
Anne Peterson Ogan, 115 West Juniper Lane, Moreland Hills, OH 44022, 56	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.

(1)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

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For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table.

Name of Trustee	Positions Held with Affiliated Persons or Principal Underwriters of the Funds
Richard A. Barone	Ancora Advisors LLC, President Ancora Securities, Inc., President Ancora Capital Inc., Chairman

Board Interest In the Funds

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As of November 24, 2003, the Trustees owned the following amounts of the Funds:

Name of Trustee	Dollar Range of Equity Securities in Each Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Richard A. Barone	Ancora Income Fund	$10,000	$10,001 - $50,000
	Ancora Equity Fund	$10,000	$10,001 - $50,000
	Ancora Special Opportunity Fund	$50,000	$10,001 - $50,000
	Ancora Bancshares	$50,000	$10,001 - $50,000
Raj Aggarwa;	Ancora Income Fund	None.	None.
	Ancora Equity Fund	None.	None.
	Ancora Special Opportunity Fund	None.	None.
	Ancora Bancshares	None.	None.
Donald Lerner	Ancora Income Fund	None.	None.
	Ancora Equity Fund	None.	None.
	Ancora Special Opportunity Fund	None.	None.
	Ancora Bancshares	None.	None.
Anne Peterson Ogan	Ancora Income Fund	None	None.
	Ancora Equity Fund	None.	None.
	Ancora Special Opportunity Fund	None.	None.
	Ancora Bancshares	None.	None.

Compensation

No officer, director or employee of Ancora Advisors LLC (the “Advisor”) or of any parent or subsidiary receives any compensation from the Funds for serving as an officer or Trustee of the Funds.  Each Trustee who is not an interested person in the Advisor will receive from each of the Funds the following fees for each Board or shareholders meeting attended:

Fee per Meeting	Net Assets of the Funds
$100	$10,000,000 or less
$150	$10,000,000 to $15,000,000
$200	$15,000,001 to $20,000,000
$250	$20,000,001 to $25,000,000
$300	$25,000,001 to $30,000,000
$350	$30,000,001 to $35,000,000
$400	$35,000,001 to $40,000,000
$450	$40,000,001 to $45,000,000
$500	$45,000,001 to $50,000,000
$550	$50,000,001 to $55,000,000
$600	$55,000,001 to $60,000,000
$650	$60,000,001 to $65,000,000
$700	$65,000,001 to $70,000,000
$750	$70,000,001 to $75,000,000
$800	$75,000,001 to $80,000,000
$850	$80,000,001 to $85,000,000
$900	$85,000,001 to $90,000,000
$950	$90,000,001 to $95,000,000
$1,000	$95,000,001 to $100,000,000

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The estimated fees payable to the Trustees for the current fiscal year, which are the only compensation or benefits payable to Trustees, are summarized in the following table:

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Name of Person, Position	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds Paid to Directors
Richard A. Barone, Trustee	$0	$0	$0	$0
Raj Aggarwal, Trustee	$500	$0	$0	$500
Donald Lerner, Trustee	$500	$0	$0	$500
Anne Peterson Ogan, Trustee	$500	$0	$0	$500

Audit Committee

The Board of Trustees has appointed a standing Audit Committee comprised solely of the non-interested Trustees.  The members of the Audit Committee are Raj Aggarwal, Donald Lerner and Anne Peterson Ogan.  The Audit Committee has the responsibility, among other things (i) to select, oversee and set the compensation of the Trust’s independent auditors; (ii) to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) to oversee the quality and objectivity of the Funds’ financial statements and the independent audit(s) thereof; and (iv) to act as a liaison between the Trust’s independent auditors and the full Board.  The Audit Committee meets at least once per year.

Code of Ethics

Each of the Trust and the Advisor, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act.  Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

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Proxy Voting Policy

The Board of Trustees of the Funds has adopted a proxy voting policy (the “Proxy Voting Policy”).  The Proxy Voting Policy is attached as Appendix A to this SAI.

Control Persons and Principal Holders of Securities

As of January 2, 2004, Richard A. Barone owned 100% of the outstanding shares of each of the Funds.  Accordingly, Mr. Barone will be deemed to control the Funds.  As of such date, all officers and Trustees as a group owned 100% of the outstanding shares of each of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

The Advisor for each of the Funds is Ancora Advisors LLC.  As sole member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.

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As compensation for Advisor’s services rendered to the Funds, each of Ancora Income Fund, Ancora Equity Fund, and Ancora Special Opportunity Fund pays a fee, computed and paid monthly, at an annual rate of 1% of such Fund’s average daily net assets, and Ancora Bancshares pays a fee computed and paid monthly, at an annual rate of 1.5% of the Fund’s average daily net assets.  For Ancora Income Fund, the Advisor has agreed to waive the management fees, to the extent of the management fee, in order to limit total annual operating expenses for the Fund to 2% for the Class C shares and 1.75% for the Class D shares.  These waivers may be discontinued at any time.  In addition, with respect to each Fund, the Advisor is contractually obligated to waive its management fee and/or reimburse a Fund in the amount, if any, by which the Fund’s total annual operating expenses for fiscal year ending December 31, 2004 exceed 5%.

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Subject to the supervision and direction of the Funds’ Board of Trustees, the Advisor, as investment adviser, manages each Fund’s assets in accordance with the stated policies of such Fund. The Advisor makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions.

Other expenses are borne by the Funds and include administration fees, brokerage fees and commissions, fees of Trustees not affiliated with the Advisor, expenses of registration of the Funds and of the shares of the Funds with the Securities and Exchange Commission (the “SEC”) and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of business trust existence, any taxes payable by the Funds, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, costs of printing share certificates, portfolio pricing services and meetings of the Funds and costs incurred pursuant to each Fund’s Distribution and Shareholder Servicing Plan described below.

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When the Board of Trustees approved the Management Agreement at a meeting on November 15, 2003, the Board considered and evaluated (i) the nature and quality of the services to be rendered; (ii) the track record of the Advisor; (iii) the legal duties of the Board in considering the Management Agreement; and (iv) the Advisor’s agreement to waive its fees and/or reimburse expenses to the extent that total annual operating expenses for any of the Funds exceeds 5% during the first twelve months of operation of the Funds.  Prior to the meeting, the Board was provided a copy of the Management Agreement and memorandum of counsel to the Trust outlining the duties of the Board with respect to consideration of the Management Agreement.  At the meeting the Advisor presented the Board with, among other things, data regarding comparable funds and the performance record of the Advisor.  With these materials and the Advisor present to answer questions, the Board considered the fairness and reasonableness of the terms of the Management Agreement with respect to each Fund.

With respect to Ancora Income Fund, the Board considered that the Fund will be actively managed compared to other income funds.  The Board also noted that the Advisor seeks to obtain better results than a typical income fund might expect by diligent research to find convertible securities that meet the income and credit requirements of the Fund and have the opportunity to appreciate in value.  In addition to considering the active management of the Fund, the Board took into consideration the performance records of the Advisor and Richard A. Barone, the portfolio manager for the Fund, particularly with respect to an income-oriented mutual fund previously managed by him.

With respect to Ancora Equity Fund and Ancora Special Opportunity Fund, the Board noted that the management fee is in line with fees charged by similar new, small equity funds.  The Board considered that both Funds will be actively managed.  The Board also considered Mr. Barone’s performance record as the portfolio manager of an equity-oriented mutual fund.

The Board noted that the management fee for Ancora Bancshares is 1.5%, however, the Board noted that the Fund will be actively managed.  The Board noted that since most community banks are not followed by analysts, all research will be originated internally, e.g., the Advisor will conduct interviews of management and directors of community banks and evaluate a bank’s performance in the community it is intended to serve.  The Board noted that Robert N. Barone, co-portfolio manager of the Fund and a  prior Professor of Economics started a bank in 1985 and ran it successfully until he sold it in 1998.

The Board also considered the profitability of the Management Agreement to the Advisor.  The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Management Agreement will be particularly profitable to the Advisor.  The Board noted that at this time the Advisor’s compensation is not high relative to the experience of the Advisor and the nature and quality of the services to be performed by the Advisor.

The Board also considered the fact that to the extent total annual operating expenses for any of the Funds exceeds 5% during the first twelve months of operation, the Advisor is contractually obligated to waive the management fee and/or reimburse the Fund.

The Board also noted that the Management Agreement is terminable by either party on 60 days notice.  The Board also noted that, pursuant to the requirements of the 1940 Act, it would regularly review the terms of the Management Agreement in light of changing conditions and seek to amend or terminate the Management Agreement as necessary.

After its consideration of the above, the Board concluded that, the terms of the Management Agreement were fair and reasonable and in the best interests of each Fund and its shareholders.

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Dealer Reallowances

Authorized broker-dealers who sell Class A shares of the Funds may receive sales commissions.  Such compensation is paid by the Distributor using money from sales charges.  From time to time, the distributor may elect to pay up to the following amounts:

Purchase Amount	Ancora Income Fund		Ancora Equity Fund		Ancora Special Opportunity Fund		Ancora Bancshares
	Load/Sales Charge	Dealer Reallowance	Load/Sales Charge	Dealer Reallowance	Load/Sales Charge	Dealer Reallowance	Load/Sales Charge	Dealer Reallowance
Up to $149,999.99	1.50%	1.25%	5.75%	5.00%	5.75%	1.25%	5.75%	5.00%
$150,000.00 to $299,999.99	1.50%	1.25%	4.75%	4.00%	4.75%	1.25%	4.75%	4.00%
$300,000.00 to $449,999.99	1.50%	1.25%	3.75%	3.25%	3.75%	1.25%	3.75%	3.25%
$450,000.00 to $599,999.99	1.50%	1.25%	2.75%	2.25%	2.75%	1.25%	2.75%	2.25%
$600,000.00 to $999,999.99	1.50%	1.25%	1.75%	1.50%	1.75%	1.25%	1.75%	1.50%
$1,000,000 and over	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

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The load/sales charge represents the amount a shareholder pays to purchase the Class A shares, and the dealer reallowance represents the commission paid to the selling broker/dealer.

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Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

Distribution Plan

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With respect to each of the Funds, the Trust has adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.  Class C shares of Ancora Income Fund will pay annual amounts for distribution up to 0.25% of the average daily net assets of the Fund.  Class C shares of each of Ancora Equity Fund and Ancora Special Opportunity Fund will pay annual amounts for distribution up to 0.50% of the average daily net assets of the applicable Fund.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay up to 0.25% of the average daily net assets of such Fund as service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers.  Richard A. Barone, Chairman of the Trust and controlling shareholder of the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

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The Funds do not participate in any joint distribution activities with respect to another series or investment company.

The Trustees believe that the Plan will benefit the Funds and the holders of shares of the Funds. Among these benefits are: (1) reductions in the per share expenses of the Fund as a result of increased assets in the Fund; (2) reductions in the cost of executing portfolio transactions and the possible ability of the Advisor in some cases to negotiate lower purchase prices for securities, due to the potentially larger blocks of securities which may be traded by the Fund as its net assets increase in size; and (3) a more predictable flow of cash which may provide investment flexibility in seeking the Funds’ investment objectives and may better enable each of the Funds to meet redemption demands without liquidating portfolio securities at inopportune times.

Other Service Providers

The Funds have entered into an Administration Agreement with Ancora Capital Inc., the parent of the Distributor.  Pursuant to this Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of such Fund monthly.  Under the Administration Agreement, Ancora Capital will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ Subchapter M status, maintain the Funds’ fidelity bond, monitor each Fund’s compliance with such Fund’s policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.

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The Funds have entered into an Agreement with Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, the (“Transfer Agent”), pursuant to which the Transfer Agent has agreed to act as the Funds’ transfer, redemption and dividend disbursing agent and to perform certain other services.  As such, the Transfer Agent maintains the Fund’s official record of shareholders and is responsible for crediting dividends to shareholders’ accounts.   For its transfer agency services, the Transfer Agent will be paid fees based upon the number of transactions, with a minimum annual fee for all of the Funds equal to $50,000, payable monthly.  For its internal accounting services, the Transfer Agent will be paid fees based upon the average net assets per Fund, with a minimum annual fee for all of the Funds equal to $110,000, payable monthly.

U.S. Bank N.A., 425 Walnut Street, M.L. CN-WN-06TC, Cincinnati, Ohio 45202, serves as the Fund’s custodian. As custodian, U.S. Bank maintains custody of each of the Funds’ cash and portfolio securities.

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McCurdy & Associates C.P.A.’s, Inc., independent certified public accountants located at 27955 Clemens Road, Westlake, Ohio 44145, has been selected as auditors for the Funds. In such capacity, McCurdy & Associates C.P.A.’s, Inc. periodically reviews the accounting and financial records of each of the Funds and examines each of the Funds’ financial statements.

BROKERAGE ALLOCATION

Decisions to buy and sell securities for the Funds are made by the Advisor subject to the overall supervision and review by the Funds’ Trustees. Portfolio security transactions for the Funds are effected by or under the supervision of the Advisor.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s markup or markdown. In executing portfolio transactions and selecting brokers and dealers, it is the Funds’ policy to seek the best overall terms available.

The Funds’ Board of Trustees periodically reviews the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiaries of services received as a result of portfolio transactions effected for other accounts. The Advisor’s fee under the Management Agreement is not reduced by reason of the Advisor’s receiving such brokerage and research services.

Under the Act, with respect to transactions effected on a securities exchange, a mutual fund may not pay brokerage commissions to an affiliate which exceed the usual and customary broker’s commissions. A commission is deemed as not exceeding the usual and customary broker’s commission if (i) the commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time and (ii) the Board of Trustees, including a majority of the Trustees who are not interested persons of the mutual fund, have adopted procedures reasonably designed to provide that such commission is consistent with the above-described standard, review these procedures annually for their continuing appropriateness and determine quarterly that all commissions paid during the preceding quarter were in compliance with these procedures.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions. Each quarter, the Trustees review a report comparing the commissions charged the Fund by Ancora Securities Inc. to industry norms for similar sized transactions both (i) with proprietary research or other valuable services being provided and (ii) without such services being provided.  Based upon such review, the Board of Trustees determines on a quarterly basis whether the commissions charged by Ancora Securities Inc. meet the requirements of the Act. Ancora Securities Inc. will not participate in commissions from brokerage given by the Fund to other brokers or dealers. Over-the-counter purchases and sales are transacted through brokers and dealers with principal market makers.

Even though investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, investments of the kind made by the Funds may also be made by those other accounts. When the Funds and one or more accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained for or disposed of by the Funds.

CAPITAL STOCK AND OTHER SECURITIES

The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest representing interests in separate series of securities, and it permits the Trust to offer classes of each such series. Shares of each of Ancora Income Fund, Ancora Equity Fund and Ancora Special Opportunity Fund are divided into Class A shares, Class C shares and Class D shares, and shares of Ancora Bancshares are divided into Class A shares and Class D shares. Each share of a Fund represents an equal proportionate interest in such Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared at the discretion of the Trustees.

Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by class on all matters except that (i) shares shall be voted by individual class when required by the 1940 Act or when the Trustees have determined that the matter affects only the interests of a particular class, and (ii) only the holders of Investor Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. Whenever the approval of a majority of the outstanding shares of a Fund is required in connection with shareholder approval of an investment advisory contract, changes in the investment objective and policies or the investment restrictions, or approval of a distribution expense plan, a “majority” shall mean the vote of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Fund, whichever is less.

Upon issuance and sale in accordance with the terms of the Prospectus, each share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights. The Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every agreement, obligation or instrument entered into or executed by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The information pertaining to the purchase and redemption of the Fund’s shares appearing in the Prospectus under the captions “How To Purchase and Sell Fund Shares” is hereby incorporated by reference.

The price paid for shares of a certain class of a Fund is the net asset value per share of such class next determined after receipt by the Transfer Agent of properly identified purchase funds, except that the price for shares purchased by telephone is the net asset value per share next determined after receipt of telephone instructions. Net asset value per share is computed for each class of a Fund as of the close of business (currently 4:00 P.M., New York time) each day the New York Stock Exchange is open for trading and on each other day during which there is a sufficient degree of trading in such the Fund’s investments to affect materially net asset value of its redeemable securities.

For purposes of pricing sales and redemptions, net asset value per share of a class of a Fund is calculated by determining the value of the class’s proportional interest in the assets of such Fund, less (i) such class’s proportional share of general liabilities and (ii) the liabilities allocable only to such class; and dividing such amount by the number of shares of such class outstanding.

TAXATION OF THE FUNDS

The Trust intends to qualify each year as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification as a regulated investment company will result in the Trust paying no taxes on net income and net realized capital gains distributed to shareholders. If these requirements are not met, the Trust will not receive special tax treatment and will pay federal income tax, thus reducing the total return of each of the Funds.

Statements as to the tax status of each shareholder’s dividends and distributions will be mailed annually by the Funds’ transfer agent. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

DISTRIBUTOR

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Shares of the Funds are offered continuously on a best-efforts basis by the Distributor, Unified Financial Services, Inc.  Pursuant to the Distribution Agreement between the Funds and the Distributor, the Distributor has agreed to hold itself available to receive orders, satisfactory to the Distributor, for the purchase of shares of the Funds, to accept such orders on behalf of the Funds as of the time of receipt of such orders and to transmit such orders to the Funds’ Transfer Agent as promptly as practicable. The Distributor receives an annual fee equal to $6,000.

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The Distribution Agreement provides that the Distributor shall arrange to sell the Funds’ Shares as agent for the Funds and may enter into agreements with registered broker-dealers as it may select to arrange for the sale of such shares. The Distributor is not obligated to sell any certain number of shares.

PERFORMANCE

From time to time, the Funds may advertise performance data represented by a cumulative total return or an average annual total return. Total returns are based on the overall or percentage change in value of a hypothetical investment in a Fund and assume all of such Fund’s dividends and capital gain distributions are reinvested. A cumulative total return reflects a Fund’s performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund’s performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund’s returns, it should be recognized that they are not the same as actual year-by-year results.

Performance may be compared to well-known indices such as the Dow Jones Industrial Average or alternative investments such as Treasury Bills. Also, the Funds may include published editorial comments compiled by independent organizations such as Lipper Analytical Services or Morningstar, Inc. All performance information is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

FINANCIAL STATEMENTS

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To The Shareholders and Trustees

Ancora Trust:

We have audited the accompanying statements of assets and liabilities of Ancora Trust (the “Trust”), (comprised of Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund, and Ancora Bancshares) as of November 14, 2003.  These financial statements are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statements of assets and liabilities presentation.  Our procedures included confirmation of cash held by the custodian as of November 14, 2003, by correspondence with the custodian.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the respective portfolios constituting the Ancora Trust as of November 14, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/McCurdy & Associates CPA’s, Inc.

Westlake, Ohio

November 14, 2003

ANCORA TRUST

STATEMENTS OF ASSETS AND LIABIITIES

NOVEMBER 14, 2003

	Ancora Income Fund	Ancora Equity Fund	Ancora Special Opportunity Fund	Ancora Bancshares
ASSETS: Cash in Bank Total Assets	$10,000 $10,000	$10,000 $10,000	$50,000 $50,000	$50,000 $50,000

LIABILITIES: Total Liabilities	$ 0 $ 0	$ 0 $ 0	$ 0 $ 0	$ 0 $ 0

NET ASSETS	$10,000	$10,000	$50,000	$50,000

NET ASSETS CONSIST OF: Capital Paid In	$10,000	$10,000	$50,000	$50,000

OUTSTANDING SHARES Class A Class C Class D	0 0 $1,000	0 0 $1,000	0 0 $10,000	0 0 $5,000

NET ASSET VALUE PER SHARE Class A Class C Class D	0 0 $10	0 0 $10	0 0 $5	0 0 $10

OFFERING PRICE PER SHARE Class A Class C Class D	0 0 $10	0 0 $10	0 0 $5	0 0 $10

REDEMPTION PRICE PER SHARE Class A Class C Class D	0 0 $10	0 0 $10	0 0 $5	0 0 $9.83

See accompanying notes which are

an integral part of these financial statements

ANCORA TRUST

NOTES TO FINANCIAL STATEMENTS

November 14, 2003

1.  ORGANIZATION

Each of Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund, and Ancora Bancshares (each, a “Fund” and collectively, the “Funds”) is a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.

Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

FUND	A	C	D
Ancora Income Fund	X	X	X
Ancora Equity Fund	X	X	X
Ancora Special Opportunity Fund	X	X	X
Ancora Bancshares	X		X

Sales Charges/ Redemption Fees	Ancora Income Fund			Ancora Equity Fund			Ancora Special Opportunity Fund			Ancora Bancshares
	A	C	D	A	C	D	A	C	D	A	D
Maximum Sales Charge	1.50%	None	None	5.75%	None	None	5.75%	None	None	5.75%	None
Redemption Fee (a)	None	None	None	None	None	None	None	None	None	1.75% (b)	1.75% (b)

(a)   Shareholders who request proceeds of a redemption be sent by wire transfer will be charged $10.00 for the cost of such wire fees.

(b)  1.75% in the first year after purchase declining to 1% in the second year and eliminated thereafter.

       These fees will not apply to involuntary redemptions.

The investment objective of Ancora Income Fund is to obtain a high level of income, with a secondary objective of capital appreciation.  The investment objective of Ancora Equity Fund is obtaining a high total return with a combination of income and capital appreciation.  The investment objective of Ancora Special Opportunity Fund is to obtain a high total return.  The investment objective of Ancora Bancshares is to obtain a high total return.

The Funds use an independent custodian.  No transactions other than those relating to organizational matters and the sale of 1,000 shares of Ancora Income Fund, 1,000 shares of Ancora Equity Fund, 10,000 shares of Ancora Special Opportunity Fund, and 5,000 shares of Ancora Bancshares have taken place to date.

ANCORA TRUST

NOTES TO FINANCIAL STATEMENTS (CONT’D)

November 14, 2003

2.  RELATED PARTY TRANSACTIONS

Each Fund has retained as its investment advisor Ancora Advisors LLC (the “Advisor”), One Chagrin Highlands, 2000 Auburn Drive, Suite 420, Cleveland, Ohio 44122, a recently formed investment advisor.

Subject to the supervision and direction of the Funds’ Board of Trustees, the Advisor, as investment adviser, manages each Fund’s assets in accordance with the stated policies of such Fund.  The Advisor makes investment decisions for the Fund and places the purchase and sale order for portfolio transactions.

For its services, the Advisor receives from each of Ancora Income Fund, Ancora Equity Fund, and Ancora Special Opportunity Fund an annual investment management fee of 1% of such Fund’s average net assets, and receives from Ancora Bancshares an annual investment management fee of 1.5% of the Fund’s average net assets.  For Ancora Income Fund, the Advisor has agreed to waive management fees, to the extent of the management fee, in order to limit total annual operating expenses for the Fund to 2% for the Class C shares and 1.75% for the Class A shares and Class D shares.  These waivers may be discontinued at any time.  The Advisor shall waive its fee and/or reimburse each of the Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund and Ancora Bancshares in the amount, if any, by which the Fund’s total annual operating expenses for the fiscal year ending December 31, 2004 exceed 5% of the average net assets of such Fund.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities, Inc., if, in the Advisor’s judgment, the use of Ancora Securities, Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities, Inc. charges the Fund a commission rate consistent with those charged by Ancora Securities, Inc. to comparable unaffiliated customers in similar transactions.

Certain trustees and officers of Ancora Trust are also directors and officers of Ancora Advisors LLC and Ancora Securities, Inc.

As of November 14, 2003, all of the outstanding shares of the Funds were owned by Richard A. Barone.  A shareholder who beneficially owns, directly or indirectly, 25% or more of the Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.  Mr. Barone is Chairman, Treasurer, and Trustee of the Trust, and is the controlling shareholder of Ancora Advisors LLC and Ancora Securities, Inc.

3.  DISTRIBUTION (12b-1) AND SERVICE FEES

The Class C shares of each of Ancora Income Fund, Ancora Equity Fund, and Ancora Special Opportunity Fund charge distribution fees (also known as “12b-1 fees”).  These 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund’s shares and/or for providing shareholder services.

ANCORA TRUST

NOTES TO FINANCIAL STATEMENTS (CONT’D)

November 14, 2003

3.  DISTRIBUTION (12b-1) AND SERVICE FEES (CONT’D)

he distribution fees vary by Fund as follows:

•

Class C shares of Ancora Income Fund pay a distribution fee of up to 0.25% of the average daily net assets of the Fund.

•

Class C shares of each of Ancora Equity Fund and Ancora Special Opportunity Fund pay a distribution fee of up to 0.50% of the average daily net assets of the applicable Fund.

Class A, Class C, and Class D shares of each of the Funds also pay a shareholder service fee of up to 0.25% of the average daily net assets of the applicable Fund.   These fees are paid from Fund assets on an ongoing basis and will increase the cost of investment of all shareholders.

4.  CAPITAL STOCK AND DISTRIBUTION

At November 14, 2003 paid in capital amounted to $10,000 for Ancora Income Fund, $10,000 for Ancora Equity, $50,000 for Ancora Special Opportunity Fund, and $50,000 for Ancora Bancshares.  Transactions in capital stock were as follows:

	Ancora Income Fund	Ancora Equity Fund	Ancora Special Opportunity Fund	Ancora Bancshares

Shares Sold	1,000	1,000	10,000	5,000

Shares Redeemed	0	0	0	0

Net Increase	1,000	1,000	10,000	5,000

Shares Outstanding	1,000	1,000	10,000	5,000

5.  OTHER

Expenses incurred in connection with the organization of the Trust and initial offering of shares will be paid by Ancora Advisors LLC.

6.  FEDERAL INCOME TAXES

The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  As a result, no provision for income taxes is required.

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APPENDIX A

PROXY VOTING POLICY

Ancora Funds

We have adopted this voting policy which we believe is reasonably designed to ensure that we vote proxies in the best interests of each Fund and its shareholders, consistently with stated investment objectives.

We use what we believe are reasonable efforts to identify circumstances in which there is a conflict of interest in voting proxies between the interests of Fund shareholders, on the one hand, and those of the Advisor or any affiliated person of the Advisor, on the other hand.

In order to comply with applicable law relating to the voting of securities of other investment companies, if a Fund holds shares of another investment company, we will not vote such shares.

Where there is no relevant, inconsistent stated investment objective, we vote proxies relating to the following substantive matters as described with respect to each matter listed below.  Where a proxy proposal is presented which is not listed below, we will vote in accordance with the most similar applicable policy which is stated below, or on a case-by-case basis in the manner which we believe will maximize the client’s investment return.  If we have identified a conflict of interest and have no general proxy voting policy on the matter presented, we will take other reasonable steps to help assure that the votes cast are in the client’s best interests.

Our voting policies are premised on the following principles:

•

maximization of each investment’s return is the primary component of the Fund’s best interests;

•

good corporate governance will help maximize investment returns;

•

increasing shareholder involvement in corporate governance will help maximize investment returns;

•

antitakeover defenses inhibit maximization of investment returns; and

•

self-dealing by or conflicts of interest of company insiders are not in the Fund’s best interests.

I.

The Board of Directors

A.

Voting on Director Nominees in Uncontested Elections

Votes on director nominees in uncontested elections are made on a case-by-case basis, examining the following factors:

•

the long-term corporate performance record relative to a relevant market index or indices;

•

the composition of the board and key board committees;

•

the nominee's attendance record at board and committee meetings; and

•

the nominee's investment in the company.

In cases of significant votes and when information is readily available, we may also review:

•

corporate governance provisions and takeover activity;

•

board decisions regarding executive compensation;

•

director compensation;

•

the number of other board seats held by the nominee; and

•

interlocking directorships.

Having examined such factors, unless we find an important reason to withhold votes for an uncontested nominee, we generally vote to elect such nominees.

B.

Chairman and CEO are the Same Person

We vote for shareholder proposals that would require or propose that the positions of chairman and CEO be held by different people.

C.

Majority of Independent Directors

We vote for shareholder proposals that request that the board be comprised of a majority of independent directors.

D.

Board Committees

We vote for shareholder proposals that request that the audit, compensation or nominating committees be comprised exclusively of independent directors.

We withhold votes for non-independent directors who serve on the audit, compensation or nominating committees of the board.

We withhold votes for nominees who serve on the compensation committee if they have approved executive or director compensation arrangements which we would vote against under these guidelines.  See Section VII below.

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E.

Term of Office

We vote against shareholder proposals to limit the tenure of outside directors.

F.

Director and Officer Indemnification and Liability Protection

We vote against proposals to limit or eliminate director and officer liability for monetary damages for breach of the duty of care, or to expand indemnification coverage beyond gross negligence.

G.

Charitable Contributions

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We vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

II.

Proxy Contests

A.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

•

the long term financial performance of the target company relative to its industry;

•

management's track record;

•

the background to the proxy contest;

•

the qualifications of the director nominees on both slates; and

•

an evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met.

B.

Reimburse Proxy Solicitation Expenses

If we vote for one or more dissident nominees, we also vote to reimburse the dissidents’ proxy solicitation expenses, but not otherwise.

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III.

Proxy Contest Defenses

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A.

Board Structure: Staggered vs. Annual Elections

We vote against proposals to classify the board, and for proposals to repeal classified boards and to elect all directors annually.

B.

Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause, and for proposals to restore shareholder ability to remove directors with or without cause.

We vote against proposals that only continuing directors may elect replacements to fill board vacancies, and for proposals that permit shareholders to elect directors to fill board vacancies.

C.

Cumulative Voting

We vote for proposals to eliminate cumulative voting, and against proposals to permit cumulative voting.

D.

Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholders’ ability to call special meetings of the Board or shareholders, and for proposals that remove restrictions on shareholders’ ability to call special meetings.

E.

Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent, and for proposals to allow or facilitate shareholder action by written consent.

F.

Shareholder Ability to Alter the Size of the Board

We vote for proposals that seek to fix the size of the board, and against proposals that give management the ability to alter the size of the board without shareholder approval.

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IV.

Tender Offer Defenses

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A.

Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification, and against management proposals to ratify a poison pill or which are otherwise in favor of poison pills.

B.

Fair Price Provisions

We vote against fair price proposals, and for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions, or which are otherwise against fair price provisions.

C.

Greenmail

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or which otherwise restrict a company's ability to make greenmail payments.

D.

Unequal Voting Rights

We vote against dual class exchange offers and dual class recapitalizations.

E.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We vote against proposals to impose supermajority requirements, and for proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments or which are otherwise against supermajority shareholder vote requirements.

F.

White Squire Placements

We vote for shareholder proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes.

V.

Miscellaneous Governance Provisions

A.

Confidential Voting

We vote for shareholder proposals that request corporations to adopt confidential voting or use independent tabulators or inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We vote for management proposals to adopt confidential voting.

B.

Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.

Shareholder Advisory Committees

We vote for proposals to establish shareholder advisory committees.

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VI.

Capital Structure

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A.

Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We vote against proposed common stock authorizations that would increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company and we conclude that meeting the need is in the best interests of the client.

B.

Stock Splits and Dividends

We vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.

Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.

Blank Check Preferred Authorization

We vote for proposals to create or increase the authorized shares of blank check preferred stock only in cases when the company either expressly states that the stock will not be used as a takeover defense or carry superior voting rights or articulates a specific need for the new authorized shares and we conclude that meeting the need is in the best interests of the client.

E.

Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F.

Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

G.

Preemptive Rights

We vote against proposals to create, and for proposals to abolish, preemptive rights.

H.

Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

•

Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•

Change in Control - Will the transaction result in a change in control of the company?

•

Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.

I.

Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

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VII.

Executive and Director Compensation

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In general, we vote for executive and director compensation plans which reward the creation of shareholder wealth by having a relatively high payout sensitivity to increases in shareholder value.  In evaluating a plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation together with the cash components of compensation. We estimate the present value of all short- and long-term incentives, derivative awards and cash/bonus compensation.  Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.

A.

Generally

We vote for proposals to submit executive or director compensation plans for shareholder approval.

We vote against executive or director compensation plans that include the:

•

ability to reprice underwater options without shareholder approval;

•

ability to issue options with an exercise price below the stock's current market price;

•

ability to issue reload options; or

•

automatic share replenishment ("evergreen") provisions.

We vote against plans where total potential economic dilution (including all equity-based plans) exceeds 15% of the shares outstanding.

We vote against plans if annual option or similar grants have exceeded 2% of shares outstanding, or if options have been repriced within the past two years without shareholder approval.

B.

OBRA-Related Compensation Proposals

We vote for proposals to amend shareholder-approved plans to include administrative features, add performance goals, place a cap on the annual grants any one participant may receive to comply with or otherwise qualify the plan for favorable tax treatment under the provisions of Section 162(m) of OBRA.

C.

Shareholder Proposals to Limit Executive and Director Pay

Consistent with the other policies stated in this Section VII, we review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

D.

Golden and Tin Parachutes

We vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification or which otherwise are against such arrangements.

E.

Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is greater than five percent of the outstanding shares.

F.

401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

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VIII.

State of Incorporation

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A.

Voting on State Takeover Statutes

We vote against proposals to opt in and for proposals to opt out of state antitakeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).

B.

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

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IX.

Extraordinary Transactions

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A.

Extraordinary Business Combination Transactions

Votes on mergers and acquisitions and corporate restructuring proposals including minority squeezeouts, leveraged buyouts, spin-offs and asset sales, are considered on a case-by case basis, taking into account at least the following:

•

anticipated financial and operational benefits;

•

offer price (cost vs. premium);

•

prospects of the resulting company (if our clients’ investments would continue);

•

the background of the transaction; and

•

changes in corporate governance and their impact on shareholder rights.

B.

Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, the appraised value of assets, and the compensation arrangements for executives managing the liquidation.

C.

Appraisal Rights

We vote for proposals to restore or provide shareholders with rights of appraisal.

D.

Changing Corporate Name

We vote for changing the corporate name.

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X.

Social and Environmental Issues

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We vote against shareholder social and environmental proposals because our focus is on the economic objectives of our clients.

PART C

OTHER INFORMATION

Item 23. Exhibits.

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Exhibit Number	Description
A	Declaration of Trust*
B	By-Laws*
C	None
D	Management Agreement
e1	Distribution Agreement
e2	Dealer Agreement
f	None
g	Custody Agreement
h1	Administration Agreement*
h2	Agreement with Unified Fund Services, Inc.
i	Opinion and Consent of McDonald Hopkins Co., LPA
j	Consent of Independent Auditors
k	None
l	Subscription Agreement
m	Distribution and Shareholder Servicing Plan
n	Multiple Class Plan*
p1	Code of Ethics of the Funds
p2	Code of Ethics of the Advisor*

*Incorporated by reference to the corresponding exhibit to the Registration Statement.

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Item 24.  Persons Controlled by or Under Common Control with Registrant.

As of December 31, 2003, Richard A. Barone owned all the outstanding share of Ancora Trust.  As sole shareholder of Ancora Trust, President and controlling member of Ancora Advisors LLC, a Nevada limited liability company, and Chairman and controlling shareholder of Ancora Capital Inc. whose main subsidiary is Ancora Securities Inc., a Nevada corporation, Richard A. Barone may be deemed to control each such entity.

Item 25. Indemnification

Reference is made to Article VIII of the Registrant’s Declaration of Trust filed as Exhibit a. The application of these provisions is limited by Article 10 of the Registrant’s By-laws filed as Exhibit b and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Advisor.

Ancora Advisors LLC, One Chagrin Highlands, 2000 Auburn Drive, Suite 420, Cleveland, Ohio 44122, is a registered investment advisor.  It has engaged in no other business during the past two years.

Richard A. Barone, sole owner of Ancora Advisors LLC, is Chairman of Ancora Trust, Chairman of Ancora Capital Inc., a holding company whose main subsidiary is Ancora Securities Inc., a registered broker/dealer.  Ancora Capital Inc. and Ancora Securities Inc. share a principal place of business at One Chagrin Highlands, 2000 Auburn Drive Suite 420, Cleveland, Ohio 44122.  During the past two years Mr. Barone served as portfolio manager of Fifth Third Bancorp’s asset management subsidiary, Fifth Third Investment Advisors, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Item 27. Principal Underwriters.

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Unified Financial Services, Inc. is the principal underwriter of shares of the Funds.

Unified Financial acts as principal underwriter for the following investment companies:

Access Variable Insurance Trust

AmeriPrime Advisors Trust

AmeriPrime Funds

CCMI Funds

Forester Funds

Julius Baer Investment Funds

Lindbergh Funds

Milestone Funds

Runkel Funds

Sparrow Funds

Tanaka Funds

TrendStar Investment Trust

Unified Series Trust

The following table provides information for each officer and director of Unified Financial Services, Inc.

Name and Principal Business Address (1)	Positions and Offices with Underwriter	Positions and Offices with Funds
Stephen D. Highsmith, Jr.	Director, President, Chief Executive Officer and Secretary	None
Lynn E. Wood	Director, Chairman of the Board, Chief Compliance Officer	None
Thomas G. Napurano	Executive Vice President, Chief Financial Officer	None
Timothy L. Ashburn	Director	None

(1)

The principal business address for each of the officers and directors is Unified Financial Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN  46204.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant One Chagrin Highlands, 2000 Auburn Drive, Suite 420, Cleveland, Ohio 44114, except that all records relating to the activities of the Funds’ custodian are maintained at the office of the custodian, U.S. Bank N.A., 425 Walnut Street, M.L. CN-WN-06TC, Cincinnati, Ohio 45202.

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Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Not Applicable.

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 15th day of November, 2003.

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ANCORA TRUST

/s/Richard A. Barone, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

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Signature	Title	Date

/s/Richard A. Barone	Chairman and Trustee	November 15, 2003
/s/Raj Aggarwal	Trustee	November 15, 2003
/s/Donald Lerner	Trustee	November 15, 2003
/s/Anne Peterson Ogan	Trustee	November 15, 2003

EXHIBIT INDEX

1.	Management Agreement	Ex-99.23.d
2.	Distribution Agreement	Ex-99.23.e1
3.	Dealer Agreement	Ex-99.23.e.2
4.	Custody Agreement	Ex-99.23.g
5.	Agreement with Unified Fund Services, Inc.	Ex-99.23.h2
6.	Opinion and Consent of McDonald Hopkins Co., LPA	Ex-99.23.i
7.	Consent of Independent Auditors	Ex-99.23.j
8.	Subscription Agreement	Ex-99.23.l
9.	Distribution and Shareholder Servicing Plan	Ex-99.23.m
10.	Code of Ethics of the Funds	Ex-99.23.p1

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